GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Other Intangibles [Abstract]
Other Intangible Assets, Net of Amortization
Intangible assets, net of amortization, at December 31 follows:

	2019		2018
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)

Amortized intangible assets - core deposits	$11,916	$6,590	$11,916	$5,501
Unamortized intangible assets - goodwill	$28,300		$28,300

Estimated Amortization of Other Intangible Assets	A summary of estimated core deposit intangible amortization at December 31, 2019, follows:
(In thousands)

2020	$1,020
2021	970
2022	785
2023	547
2024	516
2025 and thereafter	1,488
Total	$5,326